Taxes	12 Months Ended
Jun. 30, 2025
Taxes [Abstract]
Taxes

Note 11 — Taxes

British Virgin Islands

Global Engine Group Holding Limited and several of its wholly-own subsidiaries are incorporated in the British Virgin Islands and conduct all of the Company’s businesses through the Company’s subsidiaries in Hong Kong. Under the current laws of the British Virgin Islands, these entities are not subject to tax on income or capital gains. In addition, upon payments of dividends by the Global Engine Holdings Limited and the Company’s subsidiaries in Hong Kong to the Company’s shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

Two-tier Profits Tax Rates

GEL and Ace Vision are incorporated in Hong Kong and are subject to Hong Kong profits tax compliance.

The two-tier profits tax rates system was introduced under the Inland Revenue (Amendment)(No.3) Ordinance 2018 (“the Ordinance”) of Hong Kong became effective for the assessment year 2018/2019. Under the two-tier profit tax rates regime, the profits tax rate for the first HKD 2 million of assessable profits of a corporation will be subject to the lowered tax rate, 8.25% while the remaining assessable profits will be subject to the legacy tax rate, 16.5%. The Ordinance only allows one entity within a group of “connected entities” is eligible for the two-tier tax rate benefit. An entity is a connected entity of another entity if (1) one of them has control over the other; (2) both of them are under the control (more than 50% of the issued share capital) of the same entity; (3) in the case of the first entity being a natural person carrying on a sole proprietorship business-the other entity is the same person carrying on another sole proprietorship business. Under the Ordinance, it is an entity’s election to nominate an entity that will be subject to the two-tier profits tax rate on its Profits Tax Return. The election is irrevocable.

For the tax years of 2022/23, 2023/24 and 2024/25, the Financial Secretary of Hong Kong provided concessionary measures by providing tax reduction (“tax credit”) of profits tax up to HKD6,000 and HKD3,000 and HKD1,500, respectively, per case.

The income tax provision consisted of the following components:

	For the years ended June 30,
	2023	2024	2025
	HKD	HKD	HKD	US$
Hong Kong
Current	$467,592	$297,067	$(56,010)	$(7,135)
Deferred	-	-	(728,286)	(92,777)
Total provision for income taxes	$467,592	$297,067	$(784,296)	$(99,912)

A reconciliation between the Company’s actual provision for income taxes and the provision at the Hong Kong statutory rate was as follows:

	For the years ended June 30
	2023	2024	2025
	HKD	HKD	HKD	US$
Income (loss) before income tax	3,132,682	$2,892,571	$(6,622,551)	$(843,648)
Hong Kong income tax rate	16.5%	16.5%	16.5%	16.5%
Income tax expense computed at statutory rate	516,893	477,274	(1,092,721)	(139,202)
Preferential rate	(165,000)	(165,000)	(36,561)	(4,658)
Reconciling items:
Non-taxable items in Hong Kong	(9,975)	(30,394)	(74,828)	(9,532)
Expenses not deductible for tax	131,674	18,187	82,675	10,532
Tax losses not recognised	-	-	338,639	43,139
Tax credit	(6,000)	(3,000)	(1,500)	(191)
Total income tax expense	467,592	$297,067	$(784,296)	$(99,912)
Effective tax rate	14.9%	10.3%	11.8%	11.8%

Deferred Tax Assets

The following table sets forth the significant components of the aggregate deferred tax assets and liabilities of the Company as of:

	As of June 30,
	2024	2025
	HKD	HKD	US$
Deferred Tax Assets
Net operating loss carry forwards	$-	$2,974,221	$378,887
Total deferred tax assets	$-	$2,974,221	$378,887

Deferred Tax Liabilities
Depreciation of property and equipment	$-	$(218,250)	$(27,803)
Amortization of intangible assets	-	(2,027,685)	(258,307)
Total deferred tax liabilities	$-	$(2,245,935)	$(286,110)

Deferred tax assets, net	$-	$728,286	$92,777

The Company evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of and for the years ended June 30, 2025, 2024 and 2023, the Company did not have any unrecognized tax benefits. Under relevant Hong Kong tax laws, tax case is normally subject to investigation by the tax authority for up to 6 years of assessment prior to the current year of assessment, if in a case of fraud or willful evasion, then the investigation can be extended to cover 10 years of assessment.